Commitments and Contingency - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements and Subleased Rent Income (Detail) (CNY)	12 Months Ended
Dec. 31, 2014
Operating Leased Assets [Line Items]
Minimum rentals	18,872,097
Less: Sublease rental income	(2,150,000)
Total	16,722,097
2015 [Member]
Operating Leased Assets [Line Items]
Minimum rentals	10,246,776
Less: Sublease rental income	(2,150,000)
Total	8,096,776
2016 [Member]
Operating Leased Assets [Line Items]
Minimum rentals	6,982,165
Total	6,982,165
2017 [Member]
Operating Leased Assets [Line Items]
Minimum rentals	1,643,156
Total	1,643,156